Schedule of Reconciliation Segmented Information (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting [Abstract]
Revenue	$ 2,430,216	$ 2,479,175	$ 5,168,519	$ 4,272,246
Cost of revenue	1,105,072	1,233,994	2,345,674	2,070,668
Gross profit	1,325,144	1,245,181	2,822,845	2,201,578
Segment operating expenses	1,808,449	1,124,703	2,979,597	2,207,470
Total operating (loss) income	(483,305)	120,478	(156,752)	(5,892)
Unallocated expenses	583,860	352,638	865,173	736,743
Amortization and expiration of Operating lease right-of-use assets				6,781
Depreciation	45,595	45,437	90,955	153,489
Foreign exchange (gain) loss	21,064	4,655	(12,133)	28,760
Interest income	(5,764)	(4)	(6,238)	(10)
Loss on disposal of equipment				1,927
Stock-based compensation	45,581	104,321	89,449	172,570
Net loss before income taxes	$ (1,173,641)	$ (386,569)	$ (1,183,958)	$ (1,106,152)